Individual Statements of Changes in Equity - TWD ($) $ in Thousands	Share capital - common stock	Capital surplus, additional paid-in capital	Retained Earnings Legal reserve	Retained Earnings Unappropriated retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2022	$ 281,510	$ 46,365	$ 13,504	$ 4,519	$ 345,898
Loss for the period				(22,498)	(22,498)
Other comprehensive income
Total comprehensive loss				(22,498)	(22,498)
Legal reserve			452	(452)
Balance at Jun. 30, 2023	281,510	46,365	13,956	(18,431)	323,400
Balance at Dec. 31, 2023	281,510	46,365	13,956	(53,533)	288,298
Loss for the period				(35,711)	(35,711)
Other comprehensive income
Total comprehensive loss				(35,711)	(35,711)
Balance at Jun. 30, 2024	$ 281,510	$ 46,365	$ 13,956	$ (89,244)	$ 252,587